Deposits - Summary of Contractual Maturities of Term Deposit Liabilities (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Disclosure of deposits [line items]
Term deposit liabilities	$ 634,844	$ 563,619
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	584,000	521,000
Less than 3 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	183,734	159,602
3 to 6 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	89,910	61,996
6 to 12 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	127,180	156,531
1 to 2 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	70,151	49,225
2 to 3 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	47,021	42,809
3 to 4 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	35,107	27,609
4 to 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	38,203	33,835
Over 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	$ 43,538	$ 32,012